American Fidelity Assurance Company and American Fidelity Separate Account B (File No. 811-08187) hereby incorporate by reference the annual reports for the underlying funds below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the Act).
Filer/Entity:
American Funds Insurance Series
Fund/Portfolio Name: Washington Mutual Investors FundSM Fund/Portfolio Name: International Fund
File #:
811-03857
CIK #:
0000729528
Accession:
0000051931-24-000281
Date of Filing:
02/29/2024

Filer/Entity:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
File #:
811-07044
CIK #:
0000890064
Accession:
0000890064-24-000001
Date of Filing:
02/12/2024

Filer/Entity:
BNY Mellon Stock Index Fund, Inc.
File #:
811-05719
CIK #:
0000846800
Accession:
0000846800-24-000001
Date of Filing:
02/12/2024

Filer/Entity:
BNY Mellon Variable Investment Fund
Fund/Portfolio Name: Opportunistic Small Cap Portfolio
File #:
811-05125
CIK #:
0000813383
Accession:
0000813383-24-000004
Date of Filing:
02/12/2024

Filer/Entity:
Vanguard Variable Insurance Fund
Fund/Portfolio Name: Balanced Portfolio
Fund/Portfolio Name: Capital Growth Portfolio
Fund/Portfolio Name: Mid-Cap Index Portfolio
Fund/Portfolio Name: Total Bond Market Index Portfolio
Fund/Portfolio Name: Total Stock Market
Index Portfolio with underlying Equity
Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession:
0001104659-24-029275
Date of Filing:
02/29/2024

These annual reports are for the period ended December 31, 2023 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Courtney Keeling at
(405) 416-8967.